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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     Form 13F

                                Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 1999
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Check here if Amendment [   ]; Amendment Number:
                                                  --------
  This Amendment (Check only one.):     [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Pasadena Capital Corporation
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Address:     600 North Rosemead Blvd.
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             Pasadena, CA 91107
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Form 13F File Number:  28- 3118
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tina L. Mitchell
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Title:   Vice President, Compliance
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Phone:   626 351-6451
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Signature, Place, and Date of Signing:

/s/ Tina L. Mitchell           Pasadena, Calif                    8-4-99
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[Signature]                  [City, State]                      [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

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[ X ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number       Name

      28- 1208                      Roger Engemann & Associates, Inc.
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      [Repeat as necessary.]